Segment Information	12 Months Ended
Mar. 31, 2024
Segment Information [Abstract]
Segment Information

16. Segment Information

The Company has two reportable segments: plastic injection molding and electronic products assembling. The Company’s reportable segments are strategic business units that offer different products and services. They are managed separately because each business requires different technology and marketing strategies. Most of the businesses were acquired as a unit, and the management at the time of the acquisition was retained.

The Company used to include the corporate expenses, which mainly comprised of directors’ remuneration, legal and professional expenses and corporate insurance expenses, in the segment of plastic injection. Commencing from this year, the corporate expenses are separately disclosed in the segment information for a more precise presentation of the financial performance of each segment.

The accounting policies of the segments are the same as those described in the summary of significant accounting policies. The Company accounts for intersegment sales and transfers as if the sales or transfers were to third parties, that is, at current market prices.

Contributions of the major activities, profitability information and asset information of the Company’s reportable segments for the years ended March 31, 2022, 2023 and 2024 are as follows:

	Year ended March 31,
	2022			2023			2024
	Net sales	Intersegment sales	Income before income tax	Net sales	Intersegment sales	Income before income tax	Net sales	Intersegment sales	Income before income tax
Segment:
Injection molded plastic parts	$23,586	$(241)	$4,229	$15,838	$(221)	$(2,421)	$12,602	$(211)	$2,309
Electronic products	62,635	—	5,233	61,720	—	6,147	56,977	—	6,772
Segment total	$86,221	$(241)	$9,462	$77,558	$(221)	$3,726	$69,579	$(211)	$9,081

Reconciliation to consolidated totals:
Sales eliminations	(241)	241	—	(221)	221	—	(211)	211	—
Corporate expenses			$(1,395)			$(1,412)			$(1,262)
Consolidated totals:
Net sales	$85,980	$—		$77,337	$—		$69,368	$—
Income before income taxes			$8,067			$2,314			$7,819
	Year ended March 31,
	2022		2023		2024
	Interest income from bank deposits	Interest expenses	Interest income from bank deposits	Interest expenses	Interest income from bank deposits	Interest expenses
Segment:
Injection molded plastic parts	$221	$—	$255	$—	$423	$—
Electronic products	24	—	27	—	246	—
Consolidated total	$245	$—	$282	$—	$669	$—
	Year ended March 31,
	2022			2023			2024
	Identifiable assets	Capital expenditure	Depreciation and amortization	Identifiable assets	Capital expenditure	Depreciation and amortization	Identifiable assets	Capital expenditure	Depreciation and amortization
Segment:
Injection molded plastic parts	$74,373	$783	$1,402	$68,025	$166	$1,279	$62,760	$26	$1,048
Electronic products	41,038	721	334	42,354	626	430	48,316	355	475
Consolidated Totals	$115,411	$1,504	$1,736	$110,379	$792	$1,709	$111,076	$381	$1,523

The breakdown of sales by destination is analyzed as follows:

	Year ended March 31,
	2022	2023	2024
Net sales
United States of America	$10,460	$12,169	$7,925
PRC	34,448	27,740	22,121
United Kingdom	6,736	9,108	11,985
Hong Kong	11,593	6,470	8,225
Europe	13,421	13,290	10,016
Canada	5,503	4,699	2,988
Others	3,819	3,861	6,108
Total net sales	$85,980	$77,337	$69,368

The location of the Company’s long-lived assets is as follows:

	March 31,
	2023	2024
Hong Kong and Macao	$1	$4
PRC	26,050	24,599
Total long-lived assets	$26,051	$24,603